Condensed financial information of the parent company - Summary of Condensed Balance Sheet (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
ASSETS
Short-term investment		$ 120,119	¥ 860,484	¥ 0
Prepaid expenses and other current assets		6,152,751	44,075,847	1,783,880
Other non-current assets		688,355	4,931,108	0
TOTAL ASSETS		13,065,490	93,595,952	44,933,428
LIABILITIES
Accrued expenses and other current liabilities			2,344,806	1,145,737
TOTAL LIABILITIES		5,133,363	36,773,365	17,125,691
SHAREHOLDERS' EQUITY
Ordinary Shares (US$0.0001 par value per share; 500,000,000 and 500,000,000 shares authorized as of June 30, 2024 and 2025; 20,000,000 and 22,000,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively *)	[1]	1,979	14,177	12,720
Additional paid-in capital		14,985,369	107,349,192	65,063,327
Share subscription receivable		(1,776)	(12,720)	(12,720)
Accumulated deficit		(6,946,479)	(49,761,797)	(37,278,750)
Accumulated other comprehensive income/(loss)		(106,966)	(766,265)	23,160
Total shareholders' equity		7,932,127	56,822,587	27,807,737
TOTAL LIABILITIES AND SHAREHOLDES' EQUITY		13,065,490	93,595,952	44,933,428
Parent Company [Member]
ASSETS
Cash		563,667	4,037,883	0
Short-term investment		92,387	661,824	0
Amounts due from the Group's entities		449,000	3,216,456
Prepaid expenses and other current assets		3,750,000	26,863,500	0
Other non-current assets		688,355	4,931,108	0
Investment in subsidiaries		2,389,592	17,118,074	27,807,737
TOTAL ASSETS		7,933,001	56,828,845	27,807,737
LIABILITIES
Accrued expenses and other current liabilities		874	6,258	0
TOTAL LIABILITIES		874	6,258	0
SHAREHOLDERS' EQUITY
Ordinary Shares (US$0.0001 par value per share; 500,000,000 and 500,000,000 shares authorized as of June 30, 2024 and 2025; 20,000,000 and 22,000,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively *)	[1]	1,979	14,177	12,720
Additional paid-in capital		14,985,369	107,349,192	65,063,327
Share subscription receivable		(1,776)	(12,720)	(12,720)
Accumulated deficit		(6,946,479)	(49,761,797)	(37,278,750)
Accumulated other comprehensive income/(loss)		(106,966)	(766,265)	23,160
Total shareholders' equity		7,932,127	56,822,587	27,807,737
TOTAL LIABILITIES AND SHAREHOLDES' EQUITY		$ 7,933,001	¥ 56,828,845	¥ 27,807,737

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 11).